Accounts Payable and Accrued Expense - Schedule of Company's Accounts Payable and Accrued Expenses (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts Payable and Accrued Liabilities, Current [Abstract]
Legal accrual	$ 5,041,722	$ 1,705,049
Other payables and expenses	254,316	161,943
Total	$ 5,296,038	$ 1,866,992	$ 411,416